Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases

NOTE 5 — LEASES:

The Company had a two-year lease agreement for its office in Kiryat Ono, Israel that began in 2020, and was renewed in 2022 for an additional two years that ended in February 2024. The annual lease payment was approximately $50 thousand. In February 2024, the Company entered into a new lease agreement on different premises (see Note 16C) and extended the previous lease agreement by one month that ends in March 2024. As of December 31, 2023, the new operating lease had not commenced and was excluded from the tables below.

The Company’s lease expenses were as follows:

		Year ended December 31,
	2023	2022	2021
Lease expense	$45,891	$47,425	$50,103

Other information related to operating leases as follows:

	December 31,
	2023	2022	2021
Weighted-average remaining lease term — operating leases (years)	0.166	1.166	1.166
Weighted-average discount rate — operating leases (%)	6.00	6.00	6.00

Undiscounted maturities of operating lease payments are summarized as follows:

December 31, 2023
2024	$8,126
Total undiscounted cash flows	$8,126
Less: imputed interest	$583
Operating lease liabilities	$7,543